Commitments - Schedule of the Total Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of the Total Future Minimum Lease Payments [Abstract]
Within 1 year	$ 47
1 – 2 years	47
Total	$ 94